Stockholders' Equity - Schedule of Warrants for Purchase of Common Stock (Detail)					9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended				12 Months Ended									9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 25, 2012	Sep. 30, 2010 Series D Warrants [Member]	Sep. 30, 2013 RW LSG Management Holdings LLC [Member] Riverwood Warrants [Member]	Dec. 31, 2012 RW LSG Management Holdings LLC [Member] Riverwood Warrants [Member]	Sep. 30, 2013 Certain Other Investors [Member] Riverwood Warrants [Member]	Dec. 31, 2012 Certain Other Investors [Member] Riverwood Warrants [Member]	Dec. 31, 2012 Cleantech Europe II (A) LP [Member] Private Placement Series H [Member]	Sep. 30, 2013 Cleantech Europe II (A) LP [Member] September 2012 Warrants [Member]	Dec. 31, 2012 Cleantech Europe II (B) LP [Member] Private Placement Series H [Member]	Sep. 30, 2013 Cleantech Europe II (B) LP [Member] September 2012 Warrants [Member]	Dec. 31, 2012 Portman Limited [Member] Private Placement Series H [Member]	Sep. 30, 2013 Portman Limited [Member] September 2012 Warrants [Member]	Sep. 30, 2013 Aquillian Investments LLC [Member] Private Placement Series H [Member]	Sep. 30, 2013 Pegasus [Member] Pegasus Warrant [Member]	Sep. 30, 2013 Investors in Rights Offering [Member] Series D Warrants [Member]	Dec. 31, 2012 Investors in Rights Offering [Member] Series D Warrants [Member]	Sep. 30, 2013 Investors in Rights Offering [Member] Series D Warrants [Member] Minimum [Member]	Dec. 31, 2012 Investors in Rights Offering [Member] Series D Warrants [Member] Minimum [Member]	May 25, 2012 Investors in Rights Offering [Member] Series D Warrants [Member] Minimum [Member]	May 24, 2012 Investors in Rights Offering [Member] Series D Warrants [Member] Minimum [Member]	Sep. 30, 2013 Investors in Rights Offering [Member] Series D Warrants [Member] Maximum [Member]	Dec. 31, 2012 Investors in Rights Offering [Member] Series D Warrants [Member] Maximum [Member]	May 25, 2012 Investors in Rights Offering [Member] Series D Warrants [Member] Maximum [Member]	May 24, 2012 Investors in Rights Offering [Member] Series D Warrants [Member] Maximum [Member]	Sep. 30, 2013 The Home Depot [Member] Purchasing Agreement [Member]	Dec. 31, 2012 The Home Depot [Member] Purchasing Agreement [Member]	Jan. 13, 2011 The Home Depot [Member] Purchasing Agreement [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding to purchase common stock	42,614,646	31,784,138			12,664,760	12,664,760	5,427,751	5,427,751	3,406,041	3,406,041	593,959	593,959	4,000,000	4,000,000	830,508	10,000,000	567,912	567,912									5,123,715	5,123,715
Exercise Price			0.72	6.00					0.72	0.72	0.72	0.72	0.72	0.72	1.18				5.57	5.57	5.57	5.90	5.59	5.59	5.59	5.92	1.95	1.95	2.00
Exercise Price, Description					Variable	Variable	Variable	Variable								Variable
Expiration Date, period start																	Mar. 03, 2022	Mar. 03, 2022
Expiration Date, period end					May 25, 2022	May 25, 2022	May 25, 2022	May 25, 2022	Sep. 25, 2022	Sep. 25, 2022	Sep. 25, 2022	Sep. 25, 2022	Sep. 25, 2022				Apr. 19, 2022	Apr. 19, 2022
Expiration Date, period start																											2014	2014
Expiration Date, period end														2022-09-25	2017-09-25	2022-05-25											2018	2018